Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 20, 2024	Dec. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 30, 2022
Stock Based Compensation [Line Items]
Fair value of stock options (in Dollars per share)			$ 3.2	$ 2.79
Unrecognized stock-based compensation (in Dollars)			$ 0.2
Weighted average period			1 year
Stock options, options granted			253,250
Investor options outstanding			3,578,579			3,503,790
Investor options exercised			126,247
Exercise price (in Dollars per share)			$ 2.2			$ 2.06
Common Stock [Member]
Stock Based Compensation [Line Items]
Investor options exercised			155,629
Right to sell to shares of common stock (in Dollars)		$ 10.0
2018 Long Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Common stock, authorized issuance			3,526,200
Stock remain available for issuance			193,889
Weighted average period			9 months 18 days
Exercise price (in Dollars per share)			$ 2.06
Purchase shares			20,368
Price per share (in Dollars per share)			$ 1.96
Grant date fair value (in Dollars per share)			$ 2.17
2022 Long Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Common stock, authorized issuance			88,749
Stock remain available for issuance			1,792,918
Forecast [Member]
Stock Based Compensation [Line Items]
Right to sell to shares of common stock (in Dollars)	$ 30.0
Shares of common stock	6,369,937
Forecast [Member] | Common Stock [Member]
Stock Based Compensation [Line Items]
Shares of common stock were sold	94,937
Shares of common stock	6,275,000
General and Administrative Expense [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)				$ 1.2
B. Riley Principal Capital II [Member] | Common Stock [Member]
Stock Based Compensation [Line Items]
Shares of common stock were sold		3,209,360
Purchase Agreements [Member] | Common Stock [Member]
Stock Based Compensation [Line Items]
Shares of common stock were sold		40,000
Equity Option [Member]
Stock Based Compensation [Line Items]
Share purchased			46,592,862
Equity Option [Member] | Common Stock [Member]
Stock Based Compensation [Line Items]
Shares of common stock were sold		3,249,360
Equity Option [Member] | Parent Company [Member]
Stock Based Compensation [Line Items]
Share purchased			4,519,191
Warrant [Member]
Stock Based Compensation [Line Items]
Share purchased			762,712
Warrant [Member] | Parent Company [Member]
Stock Based Compensation [Line Items]
Purchase common stock			73,978
Restricted Stock Units (RSUs) [Member]
Stock Based Compensation [Line Items]
Stock-based compensation expense (in Dollars)			$ 1.2
Restricted Stock Units (RSUs) [Member] | 2022 Long Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Common stock, authorized issuance			58,197
Restricted Stock Units (RSUs) [Member] | Parent Company [Member]
Stock Based Compensation [Line Items]
Share purchased			58,197
Restricted Stock Units (RSUs) [Member] | Legacy Spectral [Member]
Stock Based Compensation [Line Items]
Share purchased			600,000
Share-Based Payment Arrangement [Member]
Stock Based Compensation [Line Items]
Unrecognized stock-based compensation (in Dollars)			$ 1.2
Investor [Member] | 2018 Long Term Incentive Plan [Member]
Stock Based Compensation [Line Items]
Stock options, options granted					973,803
Investor options outstanding				939,024
Investor options exercised			34,779
Investor options are outstanding			904,245